Business Acquisition - Schedule of Assets Acquired and Liabilities Assumed Recognized (Details) - USD ($)		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Mar. 31, 2020	Jun. 30, 2018
Business Combinations [Abstract]
Cash	$ 1,438	$ 1,438
Fair value of total consideration transferred	1,438	1,438
Cash	3,127	3,127
Accounts receivable	26,155	26,155
Prepaid expenses	7,488	7,488
Property and equipment	11,048	11,048
Intangible asset - purchased software	2,905,668	2,905,668
Accounts payable	(26,067)	(26,067)
Accrued expenses and other current liabilities	(2,924,288)	(2,924,288)
Income tax provision, current	(7,713)	(7,713)
Total identifiable net assets	(4,582)	(4,582)
Goodwill	$ 6,020	$ 6,020	$ 6,020